EMPLOYEE POST-RETIREMENT BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee post-retirement benefits
Fair value of plan assets	2,437	2,187
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	1,239	1,064
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,185	1,105
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	13	18
Cash and cash equivalents
Employee post-retirement benefits
Fair value of plan assets	20	17
Percentage of Total Portfolio	1.00%	1.00%
Cash and cash equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	20	17
Cash and cash equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Cash and cash equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Canada
Employee post-retirement benefits
Fair value of plan assets	503	644
Percentage of Total Portfolio	21.00%	29.00%
Equity securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	551	460
Percentage of Total Portfolio	23.00%	21.00%
Equity securities | International
Employee post-retirement benefits
Fair value of plan assets	365	366
Percentage of Total Portfolio	15.00%	17.00%
Equity securities | Global
Employee post-retirement benefits
Fair value of plan assets	141	14
Percentage of Total Portfolio	6.00%	1.00%
Equity securities | Emerging
Employee post-retirement benefits
Fair value of plan assets	87	0
Percentage of Total Portfolio	3.00%	0.00%
Equity securities | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	361	474
Equity securities | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	516	423
Equity securities | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	218	36
Equity securities | Quoted Prices in Active Markets (Level I) | Global
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Quoted Prices in Active Markets (Level I) | Emerging
Employee post-retirement benefits
Fair value of plan assets	7	0
Equity securities | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	142	170
Equity securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	35	37
Equity securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	147	330
Equity securities | Significant Other Observable Inputs (Level II) | Global
Employee post-retirement benefits
Fair value of plan assets	141	14
Equity securities | Significant Other Observable Inputs (Level II) | Emerging
Employee post-retirement benefits
Fair value of plan assets	80	0
Equity securities | Significant Unobservable Inputs (Level III) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | Global
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | Emerging
Employee post-retirement benefits
Fair value of plan assets	0	0
Federal Bonds | Canada
Employee post-retirement benefits
Fair value of plan assets	218	190
Percentage of Total Portfolio	9.00%	9.00%
Federal Bonds | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Federal Bonds | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	218	190
Federal Bonds | Significant Unobservable Inputs (Level III) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Provincial Bonds | Canada
Employee post-retirement benefits
Fair value of plan assets	180	154
Percentage of Total Portfolio	7.00%	7.00%
Provincial Bonds | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Provincial Bonds | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	180	154
Provincial Bonds | Significant Unobservable Inputs (Level III) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Municipal Bonds | Canada
Employee post-retirement benefits
Fair value of plan assets	7	6
Percentage of Total Portfolio	0.00%	0.00%
Municipal Bonds | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Municipal Bonds | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	7	6
Municipal Bonds | Significant Unobservable Inputs (Level III) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate Bonds | Canada
Employee post-retirement benefits
Fair value of plan assets	76	77
Percentage of Total Portfolio	3.00%	3.00%
Corporate Bonds | U.S.
Employee post-retirement benefits
Fair value of plan assets	59	48
Percentage of Total Portfolio	2.00%	2.00%
Corporate Bonds | International
Employee post-retirement benefits
Fair value of plan assets	14	20
Percentage of Total Portfolio	1.00%	1.00%
Corporate Bonds | Quoted Prices in Active Markets (Level I) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate Bonds | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate Bonds | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate Bonds | Significant Other Observable Inputs (Level II) | Canada
Employee post-retirement benefits
Fair value of plan assets	76	77
Corporate Bonds | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	59	48
Corporate Bonds | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	14	20
Corporate Bonds | Significant Unobservable Inputs (Level III) | Canada
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate Bonds | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate Bonds | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
State Bonds | U.S.
Employee post-retirement benefits
Fair value of plan assets	47	33
Percentage of Total Portfolio	2.00%	2.00%
State Bonds | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
State Bonds | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	47	33
State Bonds | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Mortgage Backed | International
Employee post-retirement benefits
Fair value of plan assets	39	26
Percentage of Total Portfolio	2.00%	1.00%
Mortgage Backed | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Mortgage Backed | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	39	26
Mortgage Backed | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Other Investments: Private Equity Funds
Employee post-retirement benefits
Fair value of plan assets	13	18
Percentage of Total Portfolio	0.00%	1.00%
Other Investments: Private Equity Funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	0	0
Other Investments: Private Equity Funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	13	18	19
Funds Held on Deposit
Employee post-retirement benefits
Fair value of plan assets	117	114
Percentage of Total Portfolio	5.00%	5.00%
Funds Held on Deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	117	114
Funds Held on Deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds Held on Deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0